FEDERATED HERMES FIXED INCOME SECURITIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 26, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES FIXED INCOME SECURITIES, INC. (the “Registrant”) Federated Hermes Strategic Income Fund (the “Fund”)
Class A Shares Class B Shares Class C Shares Class F Shares Class R6 Shares Institutional Shares
1933 Act File No. 033-43472 1940 Act File No. 811-06447

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2023, that would have otherwise been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 106 on January 26, 2023.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/George F. Magera
George F. Magera
Assistant Secretary